Form N-1A Cover	Jan. 13, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	GraniteShares ETF Trust
Entity Central Index Key	0001689873
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 13, 2026
Document Effective Date	Jan. 13, 2026
Prospectus Date	Jan. 13, 2026